Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Segment Informations

	Upstream		Gas and Power	Downstream	Central Administration and Others	Consolidation Adjustments (1)	Total
For the year ended December 31, 2021
Revenues from sales	4,678		199,612	1,046,089	31,948	(10,997)	1,271,330
Revenues from intersegment sales	544,384		15,375	6,121	48,498	(614,378)	—

Revenues	549,062		214,987	1,052,210	80,446	(625,375)	1,271,330

Operating profit / (loss)	1,688		1,333	86,496	(18,625)	(12,722)	58,170
Income from equity interests in associates and joint ventures	—		12,738	14,239	—	—	26,977
Depreciation of property, plant and equipment	213,495	(3)	2,810	43,413	7,968	—	267,686
Impairment of property, plant and equipment and intangible assets, net (2)	11,258		—	—	—	—	11,258
Acquisition of property, plant and equipment	210,186		2,775	39,942	7,085	—	259,988
Assets	1,075,503		266,056	879,985	182,180	(13,656)	2,390,068

For the year ended December 31, 2020
Revenues from sales	2,419		122,254	536,714	14,108	(6,309)	669,186
Revenues from intersegment sales	289,421		8,060	3,349	28,787	(329,617)	—

Revenues	291,840		130,314	540,063	42,895	(335,926)	669,186

Operating (loss) / profit	(25,878)		(18,994)	4,839	(22,305)	3,941	(58,397)
Income from equity interests in associates and joint ventures	—		9,199	4,071	—	—	13,270
Depreciation of property, plant and equipment	128,132	(3)	1,858	34,295	7,167	—	171,452
(Recovery) / Impairment of property, plant and equipment and intangible assets, net (2)	(7,475)		527	—	97	—	(6,851)
Acquisition of property, plant and equipment	63,071		4,905	23,420	4,882	—	96,278
Assets	914,257		209,225	646,589	152,816	338	1,923,225

For the year ended December 31, 2019
Revenues from sales	2,046		131,055	531,724	19,743	(5,973)	678,595
Revenues from intersegment sales	286,585		8,697	3,447	27,502	(326,231)	—

Revenues	288,631		139,752	535,171	47,245	(332,204)	678,595

Operating (loss) / profit	(49,194)		2,944	40,653	(15,866)	451	(21,012)
Income from equity interests in associates and joint ventures	—		5,339	2,629	—	—	7,968
Depreciation of property, plant and equipment	119,821	(3)	1,378	20,805	3,890	—	145,894
Impairment of property, plant and equipment (2)	40,561		868	—	—	—	41,429
Acquisition of property, plant and equipment	136,589		6,170	22,455	7,630	—	172,844
Assets	742,850		199,357	508,026	129,331	(6,275)	1,573,289
(1)	Corresponds to the elimination among segments of the YPF Group.
(2)	See Notes 2.c), 7 and 8.
(3)	Includes depreciation of charges for impairment of property, plant and equipment.

Summary of Revenue by Geographic Area
The distribution of revenues by geographic area, according to the markets for which they are intended, for the years ended on December 31, 2021, 2020 and 2019, and property, plant and equipment by geographic area as of December 31, 2021, 2020 and 2019 are as follows:

	Revenues			Property, plant and equipment
	2021	2020	2019	2021	2020	2019
Argentina	1,120,935	585,652	589,653	1,642,156	1,379,191	1,068,832
Mercosur and associated countries	60,243	26,834	36,154	103	336	179
Rest of the world	65,905	23,620	35,836	—	—	—
Europe	24,247	33,080	16,952	—	—	—

	1,271,330	669,186	678,595	1,642,259	1,379,527	1,069,011